Taxes (Tables)	12 Months Ended
Oct. 31, 2025
Taxes [Abstract]
Schedule of Reconciled to the (Loss) Income Before Income Taxes

Per the consolidated statements of income and comprehensive income, the income tax expenses for the Company can be reconciled to the (loss) income before income taxes for the facial years ended October 31, 2025 and 2024 as follows:

	For the Fiscal Year Ended October 31,
	2025	2024
	USD	USD
Income before income taxes	85,556	2,149,669
PRC statutory tax rate	25%	25%
Income tax computed at PRC statutory tax rate	21,389	537,417
Preferential tax treatments	71,304	(244,284)
Non-deductible expense	2,423	2,775
Additional deduction for research and development expenses	(34,277)	(26,077)
Tax-exempted income	6,595	(828)
Total	67,434	269,003

Schedule of Income Taxes Expenses Benefit
	For the Fiscal Year Ended October 31,
	2025	2024
	USD	USD
Current income tax expense	108,718	288,844
Deferred income tax expense	(41,284)	(19,841)
Total	67,434	269,003

Schedule of Significant Portions of the Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of October 31, 2025 and 2024 were as follows:

	October 31, 2025	October 31, 2024
Deferred tax assets
Bad debt allowance	$20,171	$1,149
Net operating loss carry-forward	$52,877	23,389
Less: valuation allowance	6,665	—
Total	$66,383	$24,538